UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04706

Templeton Income Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 6/30/19

Templeton Emerging Markets Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Templeton Global Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Templeton Global Total Return Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Templeton International Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Templeton Income Trust

By (Signature and Title)* /s/MATTHEW T. HINKLE_____

Matthew T. Hinkle,

Chief Executive Officer – Finance and Administration

Date August 28, 2019

* Print the name and title of each signing officer under his or her signature.